Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIT Mutual Funds II Inc
Entity Central Index Key	0000746601
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000121593
Shareholder Report [Line Items]
Fund Name	Sit Quality Income Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Quality Income Fund - Class S	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Sit Quality Income Fund - Class S	2.79%	4.34%	2.83%	2.22%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg 1 - 3 Year Government/Credit Index	2.48%	4.12%	1.78%	1.94%

Material Change Date	Sep. 30, 2025
AssetsNet	$ 122,670,972
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 125,850
InvestmentCompanyPortfolioTurnover	18.87%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 09/30/25)

Total Net Assets	$122,670,972
# of Portfolio Holdings	160
Portfolio Turnover Rate	18.87%
Investment Advisory Fees Paid	$125,850
Average Maturity	19.6 Years
Effective DurationFootnote Reference1	2.5 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

U.S. Treasury / Federal Agency Securities	29.9%
Mortgage Pass-Through Securities	22.2
Taxable Municipal Bonds	16.6
Collateralized Mortgage Obligations - Non Agency	11.4
Corporate Bonds	9.9
Asset-Backed Securities - Non Agency	6.1
Asset Backed Securities - State and Local	0.8
Cash & Other Net Assets	3.1
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended September 30, 2025.
C000235257
Shareholder Report [Line Items]
Fund Name	Sit Quality Income Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Quality Income Fund - Class Y	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 4/1/2022
Sit Quality Income Fund - Class Y	3.03%	4.71%	3.74%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	1.37%
Bloomberg 1 - 3 Year Government/Credit Index	2.48%	4.12%	3.36%

Material Change Date	Sep. 30, 2025
AssetsNet	$ 122,670,972
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 125,850
InvestmentCompanyPortfolioTurnover	18.87%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 09/30/25)

Total Net Assets	$122,670,972
# of Portfolio Holdings	160
Portfolio Turnover Rate	18.87%
Investment Advisory Fees Paid	$125,850
Average Maturity	19.6 Years
Effective DurationFootnote Reference1	2.5 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

U.S. Treasury / Federal Agency Securities	29.9%
Mortgage Pass-Through Securities	22.2
Taxable Municipal Bonds	16.6
Collateralized Mortgage Obligations - Non Agency	11.4
Corporate Bonds	9.9
Asset-Backed Securities - Non Agency	6.1
Asset Backed Securities - State and Local	0.8
Cash & Other Net Assets	3.1
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended September 30, 2025.
C000009601
Shareholder Report [Line Items]
Fund Name	Sit Tax-Free Income Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Tax-Free Income Fund - Class S	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Sit Tax-Free Income Fund - Class S	3.13%	1.71%	0.91%	2.42%
Bloomberg Municipal Bond Index	2.87%	1.39%	0.86%	2.34%
Bloomberg 5-Year Municipal Bond Index	3.56%	3.43%	1.11%	1.94%

Material Change Date	Sep. 30, 2025
AssetsNet	$ 132,630,430
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 137,577
InvestmentCompanyPortfolioTurnover	13.59%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 09/30/25)

Total Net Assets	$132,630,430
# of Portfolio Holdings	310
Portfolio Turnover Rate	13.59%
Investment Advisory Fees Paid	$137,577
Average Maturity	19.8 Years
Effective DurationFootnote Reference1	6.4 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Single Family Mortgage	36.1%
Other Revenue Bonds	17.8
Multifamily Mortgage	10.4
Education/Student Loan	8.0
Insured	6.0
Sectors less than 5%	14.6
Cash & Other Net Assets	7.1
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended September 30, 2025.
C000229508
Shareholder Report [Line Items]
Fund Name	Sit Tax-Free Income Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Tax-Free Income Fund - Class Y	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 6/1/2021
Sit Tax-Free Income Fund - Class Y	3.25%	1.95%	0.27%
Bloomberg Municipal Bond Index	2.87%	1.39%	0.39%
Bloomberg 5-Year Municipal Bond Index	3.56%	3.43%	1.06%

Material Change Date	Sep. 30, 2025
AssetsNet	$ 132,630,430
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 137,577
InvestmentCompanyPortfolioTurnover	13.59%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 09/30/25)

Total Net Assets	$132,630,430
# of Portfolio Holdings	310
Portfolio Turnover Rate	13.59%
Investment Advisory Fees Paid	$137,577
Average Maturity	19.8 Years
Effective DurationFootnote Reference1	6.4 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Single Family Mortgage	36.1%
Other Revenue Bonds	17.8
Multifamily Mortgage	10.4
Education/Student Loan	8.0
Insured	6.0
Sectors less than 5%	14.6
Cash & Other Net Assets	7.1
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended September 30, 2025.
C000009602
Shareholder Report [Line Items]
Fund Name	Sit Minnesota Tax-Free Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Minnesota Tax-Free Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Minnesota Tax-Free Income Fund	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Sit Minnesota Tax-Free Income Fund	3.65%	1.35%	0.69%	2.01%
Bloomberg Municipal Bond Index	2.87%	1.39%	0.86%	2.34%
Bloomberg 5-Year Municipal Bond Index	3.56%	3.43%	1.11%	1.94%

Material Change Date	Sep. 30, 2025
AssetsNet	$ 374,474,762
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 370,543
InvestmentCompanyPortfolioTurnover	9.25%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 09/30/25)

Total Net Assets	$374,474,762
# of Portfolio Holdings	253
Portfolio Turnover Rate	9.25%
Investment Advisory Fees Paid	$370,543
Average Maturity	16.5 Years
Effective DurationFootnote Reference1	7.2 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Multifamily Mortgage	22.4%
Single Family Mortgage	22.2
Education/Student Loan	16.5
Hospital/Health Care	13.5
General Obligation	9.1
Sectors less than 5%	12.7
Cash & Other Net Assets	3.6
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended September 30, 2025.